UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
 (Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Address of principal executive offices) (Zip code)

Andrea Stimmel, Treasurer
332 Minnesota Street, Suite W1520, St. Paul, MN 55101
 (Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS 98.9%
	CONSUMER DISCRETIONARY 5.1%
290,000	Gentherm Inc (b)	$11,382,500
1,420,000	Target Corp	78,369,800
1,240,000	Walt Disney Co/The	140,603,600
		230,355,900
	CONSUMER STAPLES 5.6%
2,040,000	General Mills Inc	120,380,400
3,870,000	Hormel Foods Corp	134,018,100
		254,398,500
	ENERGY 2.5%
1,450,000	Schlumberger Ltd (a)	113,245,000

	FINANCIALS 12.3%
720,000	American Express Co	56,959,200
1,760,000	Associated Banc-Corp	42,944,000
846,748	Great Western Bancorp Inc	35,910,583
1,520,000	Principal Financial Group Inc	95,927,200
270,000	Travelers Cos Inc/The	32,545,800
4,095,000	US Bancorp/MN	210,892,500
1,540,000	Wells Fargo & Co	85,716,400
		560,895,683
	HEALTH CARE 22.1%
2,700,000	Abbott Laboratories	119,907,000
905,000	Baxter International Inc	46,933,300
890,000	Bio-Techne Corp	90,468,500
300,000	Eli Lilly & Co	25,233,000
1,305,000	Johnson & Johnson	162,537,750
2,080,000	Medtronic PLC (e)	167,564,800
1,305,000	Patterson Cos Inc	59,025,150
2,780,000	Pfizer Inc	95,103,800
3,390,000	Roche Holding AG (d)	108,581,700
245,000	UnitedHealth Group Inc	40,182,450
740,000	Zimmer Holdings Inc	90,361,400
		1,005,898,850
	INDUSTRIALS 29.5%
950,000	3M Co	181,763,500
1,285,000	CH Robinson Worldwide Inc	99,317,650
3,400,000	Donaldson Co Inc	154,768,000
470,000	Emerson Electric Co	28,134,200
1,350,000	Fastenal Co	69,525,000
540,000	Generac Holdings Inc (b)	20,131,200
2,170,000	General Electric Co	64,666,000
2,010,000	Graco Inc	189,221,400
1,370,000	Honeywell International Inc	171,071,900
1,660,000	Pentair PLC (a)	104,214,800
250,000	Proto Labs Inc (b)	12,775,000
200,000	Snap-on Inc	33,734,000
285,000	Tennant Co	20,705,250
2,030,000	Toro Co/The	126,793,800
590,000	United Parcel Service Inc, Class B	63,307,000
		1,340,128,700

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	INFORMATION TECHNOLOGY 9.7%
67,000	Alphabet Inc (b)	$55,580,520
1,250,000	Badger Meter Inc	45,937,500
1,350,000	Corning Inc	36,450,000
2,070,000	Cray Inc (b) (f)	45,333,000
780,000	Fiserv Inc (b)	89,941,800
330,000	NVE Corp (f)	27,320,700
1,050,000	QUALCOMM Inc	60,207,000
930,000	Stratasys Ltd (a) (b)	19,055,700
3,050,000	Western Union Co/The	62,067,500
		441,893,720
	MATERIALS 12.1%
2,920,000	Bemis Co Inc	142,671,200
1,719,999	Ecolab Inc	215,584,674
2,481,600	HB Fuller Co	127,951,296
560,000	Valspar Corp/The	62,126,400
		548,333,570

	TOTAL COMMON STOCKS	$4,495,149,923
	(cost $2,520,125,134)

	SHORT-TERM INVESTMENTS 0.8%
37,609,110	First American Government Obligations Fund, 0.61% (c)	$37,609,110
	(cost $37,609,110)

	TOTAL INVESTMENTS 99.7%	$4,532,759,033
	(cost $2,557,734,244)

	OTHER ASSETS AND LIABILITIES (NET) 0.3%	15,738,627

	TOTAL NET ASSETS 100.0%	$4,548,497,660

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2017, these securities represented $236,515,500 or 5.2% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.
(d)	American Depositary Receipt.
(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the Adviser) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

(f)	Affiliated company at March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 34.4%
	FEDERAL AGENCY OBLIGATIONS 0.2%
$500,000	Federal Farm Credit Banks	3.590%	12/27/28	$500,205
1,000,000	Federal Home Loan Banks	3.500%	12/22/31	996,016
				1,496,221
	CORPORATE BONDS 31.1%
	CONSUMER DISCRETIONARY 3.1%
250,000	ServiceMaster Co LLC/The	7.100%	03/01/18	258,750
500,000	Best Buy Co Inc	5.000%	08/01/18	519,498
1,000,000	Ford Motor Credit Co LLC	3.000%	12/20/18	997,433
1,000,000	Time Warner Cable Inc	4.125%	02/15/21	1,040,332
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,078,120
555,000	Kohl's Corp	4.000%	11/01/21	565,680
500,000	Whirlpool Corp	4.700%	06/01/22	542,904
750,000	Newell Rubbermaid Inc	4.000%	06/15/22	780,673
1,000,000	Block Financial LLC	5.500%	11/01/22	1,064,125
1,000,000	Staples Inc	4.375%	01/12/23	1,016,384
2,000,000	Kohl's Corp	3.250%	02/01/23	1,905,386
1,000,000	Wyndham Worldwide Corp	3.900%	03/01/23	1,009,816
1,975,000	LKQ Corp	4.750%	05/15/23	1,965,125
712,783	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	05/20/23	759,970
500,000	Hyatt Hotels Corp	3.375%	07/15/23	503,712
1,000,000	Viacom Inc	4.250%	09/01/23	1,029,707
2,000,000	Viacom Inc	3.875%	04/01/24	2,004,550
1,000,000	Tiffany & Co	3.800%	10/01/24	1,006,586
1,000,000	CBS Corp	3.500%	01/15/25	995,549
2,000,000	Coach Inc	4.250%	04/01/25	2,023,904
1,500,000	Ford Motor Credit Co LLC	4.134%	08/04/25	1,507,315
2,000,000	Priceline Group Inc/The	3.600%	06/01/26	1,986,914
1,000,000	Ford Motor Co	4.346%	12/08/26	1,019,723
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	973,171
2,000,000	Comcast Corp	4.250%	01/15/33	2,059,148
				28,614,475
	CONSUMER STAPLES 1.0%
525,000	Cargill Inc (g)	6.000%	11/27/17	540,295
3,250,000	Land O' Lakes Inc (g)	6.000%	11/15/22	3,583,125
1,000,000	Walgreens Boots Alliance Inc	3.800%	11/18/24	1,018,451
500,000	Land O' Lakes Inc (g)	7.250%	07/14/27	502,500
1,949,000	Land O'Lakes Capital Trust I (g)	7.450%	03/15/28	2,163,390
500,000	Altria Group Inc	4.250%	08/09/42	487,458
1,000,000	Cargill Inc (g)	4.100%	11/01/42	989,362
				9,284,581
	ENERGY 1.6%
250,000	ConocoPhillips Co	6.650%	07/15/18	265,649
2,000,000	ConocoPhillips Co	4.200%	03/15/21	2,132,586
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	142,690
500,000	Western Gas Partners LP	4.000%	07/01/22	513,468
1,020,000	TechnipFMC PLC (a) (g)	3.450%	10/01/22	1,011,387
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,478,986
575,000	DCP Midstream Operating LP	3.875%	03/15/23	552,000
2,000,000	Halliburton Co	3.500%	08/01/23	2,036,086
1,000,000	Diamond Offshore Drilling Inc	3.450%	11/01/23	892,500
2,300,000	Murphy Oil Corp	6.875%	08/15/24	2,438,000
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	506,283
1,000,000	ConocoPhillips Co	3.350%	11/15/24	1,008,074
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	1,053,106
500,000	Murphy Oil Corp (f)	6.125%	12/01/42	471,250
500,000	Apache Corp	4.250%	01/15/44	468,999
				14,971,064

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS 13.5%
$250,000	Bank of America Corp	5.700%	05/02/17	$250,823
500,000	Royal Bank of Scotland Group PLC (a)	4.250%	07/15/17	501,948
500,000	Comerica Bank	5.200%	08/22/17	506,830
500,000	Bank of America Corp	6.000%	09/01/17	508,980
500,000	American Express Bank FSB	6.000%	09/13/17	509,930
500,000	Bear Stearns Cos LLC/The	6.400%	10/02/17	512,015
500,000	Prudential Financial Inc	6.000%	12/01/17	514,170
500,000	Barclays Bank PLC (a) (g)	6.050%	12/04/17	513,064
1,000,000	Morgan Stanley	5.950%	12/28/17	1,031,155
500,000	Goldman Sachs Group Inc/The	5.950%	01/18/18	516,336
500,000	Wachovia Corp	5.750%	02/01/18	515,713
250,000	Lincoln National Corp	7.000%	03/15/18	261,227
500,000	SunTrust Bank/Atlanta GA	7.250%	03/15/18	525,083
500,000	Morgan Stanley	6.625%	04/01/18	523,341
1,000,000	Jefferies Group LLC	5.125%	04/13/18	1,031,324
500,000	Bank of America Corp	6.875%	04/25/18	526,116
500,000	Provident Cos Inc	7.000%	07/15/18	530,405
500,000	MetLife Inc	6.817%	08/15/18	533,048
500,000	Hartford Financial Services Group Inc/The	6.000%	01/15/19	534,666
500,000	Royal Bank of Scotland Group PLC (a)	5.250%	02/15/19	510,230
500,000	BB&T Corp	6.850%	04/30/19	547,961
250,000	WR Berkley Corp	6.150%	08/15/19	270,514
500,000	Protective Life Corp	7.375%	10/15/19	561,883
500,000	Prospect Capital Corp	5.125%	11/15/19	494,712
500,000	Credit Suisse/New York NY (a)	5.400%	01/14/20	536,490
500,000	Prospect Capital Corp	4.000%	01/15/20	479,901
500,000	Morgan Stanley	5.500%	01/26/20	542,481
500,000	Hartford Financial Services Group Inc/The	5.500%	03/30/20	544,107
450,000	Compass Bank	5.500%	04/01/20	476,643
1,000,000	Barclays PLC (a)	3.250%	01/12/21	1,007,040
2,000,000	American International Group Inc	3.300%	03/01/21	2,036,840
1,000,000	HSBC Holdings PLC (a)	3.400%	03/08/21	1,022,722
1,000,000	Nationwide Financial Services Inc (g)	5.375%	03/25/21	1,088,560
500,000	Markel Corp	5.350%	06/01/21	547,565
1,500,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp. (g)	4.420%	06/15/21	1,568,617
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,075,496
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	548,458
500,000	Aflac Inc	4.000%	02/15/22	530,576
3,000,000	Primerica Inc	4.750%	07/15/22	3,198,360
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,032,040
1,000,000	Invesco Finance PLC (a)	3.125%	11/30/22	1,006,382
1,000,000	Standard Chartered PLC (a) (g)	3.950%	01/11/23	1,000,534
500,000	First American Financial Corp	4.300%	02/01/23	507,329
2,000,000	Wells Fargo & Co	3.450%	02/13/23	2,018,258
4,073,000	Assurant Inc	4.000%	03/15/23	4,115,958
1,000,000	Markel Corp	3.625%	03/30/23	1,023,478
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	1,003,770
1,500,000	Citigroup Inc	3.500%	05/15/23	1,510,894
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	1,031,911
500,000	Morgan Stanley	4.100%	05/22/23	516,396
3,000,000	Liberty Mutual Group Inc (g)	4.250%	06/15/23	3,150,645
2,000,000	E*TRADE Financial Corp	4.625%	09/15/23	2,049,000
500,000	Ameriprise Financial Inc	4.000%	10/15/23	530,337
500,000	CNA Financial Corp	7.250%	11/15/23	604,989
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	611,759
1,000,000	Moody's Corp	4.875%	02/15/24	1,091,270
1,000,000	HSBC Holdings PLC (a)	4.250%	03/14/24	1,014,667

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$1,000,000	NASDAQ OMX Group Inc/The	4.250%	06/01/24	$1,035,132
500,000	Wintrust Financial Corp	5.000%	06/13/24	497,303
2,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	2,421,268
2,060,000	Legg Mason Inc	3.950%	07/15/24	2,077,310
500,000	Symetra Financial Corp	4.250%	07/15/24	501,763
1,500,000	Stifel Financial Corp	4.250%	07/18/24	1,518,672
1,000,000	Citigroup Inc	4.000%	08/05/24	1,010,997
3,000,000	Synchrony Financial	4.250%	08/15/24	3,072,762
1,000,000	Bank of America Corp	4.200%	08/26/24	1,018,317
2,800,000	Brown & Brown Inc	4.200%	09/15/24	2,870,697
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,124,960
2,000,000	TIAA Asset Management Finance Co LLC (g)	4.125%	11/01/24	2,038,030
3,000,000	American Express Co	3.625%	12/05/24	3,016,869
3,000,000	Associated Banc-Corp	4.250%	01/15/25	3,044,328
4,000,000	Kemper Corp	4.350%	02/15/25	4,005,984
1,050,000	TCF National Bank	4.600%	02/27/25	1,041,704
1,000,000	Lincoln National Corp	3.350%	03/09/25	992,893
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	318,883
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,304,275
3,000,000	American International Group Inc	3.750%	07/10/25	2,983,269
1,000,000	Synchrony Financial	4.500%	07/23/25	1,026,240
2,000,000	Janus Capital Group Inc	4.875%	08/01/25	2,123,828
3,000,000	HSBC Holdings PLC (a)	4.250%	08/18/25	3,020,805
2,000,000	Capital One Financial Corp	4.200%	10/29/25	2,007,976
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,594,682
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,076,558
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,020,989
2,000,000	Voya Financial Inc	3.650%	06/15/26	1,970,352
2,000,000	MSCI Inc (g)	4.750%	08/01/26	2,020,000
2,290,000	Old Republic International Corp	3.875%	08/26/26	2,258,455
500,000	Morgan Stanley	4.350%	09/08/26	512,138
1,000,000	National Rural Utilities Cooperative Finance Corp	3.000%	11/15/26	989,617
1,000,000	Citigroup Inc	4.300%	11/20/26	1,009,586
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,018,905
250,000	Provident Cos Inc	7.250%	03/15/28	312,667
1,000,000	JPMorgan Chase & Co (f)	3.000%	03/21/28	937,770
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	933,753
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	612,470
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	493,509
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	492,925
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	488,421
1,000,000	JPMorgan Chase & Co (f)	3.250%	01/31/33	968,563
649,000	Lloyds Bank PLC (a) (f)	3.400%	01/31/33	617,390
250,000	Citigroup Inc (f)	4.000%	06/27/34	243,510
538,000	Bank of America Corp	4.000%	08/15/34	522,684
1,000,000	Prudential Financial Inc	4.050%	11/15/34	972,640
1,000,000	Goldman Sachs Group Inc/The	4.000%	01/30/35	967,193
1,000,000	Berkshire Hathaway Finance Corp	4.400%	05/15/42	1,050,410
500,000	MetLife Inc	4.125%	08/13/42	486,798
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	493,749
500,000	Pacific LifeCorp (g)	5.125%	01/30/43	538,804
500,000	Berkshire Hathaway Finance Corp	4.300%	05/15/43	513,388
500,000	Principal Financial Group Inc	4.350%	05/15/43	507,098
2,500,000	M&T Bank Corp (f)	5.125%	12/29/49	2,487,500
				126,941,736

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	HEALTH CARE 1.6%
$500,000	UnitedHealth Group Inc	6.000%	02/15/18	$519,270
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,074,401
1,000,000	Laboratory Corp of America Holdings	3.750%	08/23/22	1,023,951
1,000,000	Laboratory Corp of America Holdings	4.000%	11/01/23	1,028,180
2,000,000	Mylan Inc/PA	4.200%	11/29/23	2,053,024
1,000,000	Abbott Laboratories	3.400%	11/30/23	1,010,334
500,000	Wyeth LLC	6.450%	02/01/24	607,633
3,000,000	Actavis Funding SCS (a)	3.800%	03/15/25	3,027,369
1,500,000	Baxalta Inc	4.000%	06/23/25	1,528,353
1,000,000	Celgene Corp	3.875%	08/15/25	1,022,104
1,000,000	Biogen Inc	4.050%	09/15/25	1,036,241
1,000,000	Express Scripts Holding Co	4.500%	02/25/26	1,025,756
				14,956,616
	INDUSTRIALS 2.2%
500,000	Masco Corp	7.125%	03/15/20	563,270
150,000	Pentair Finance SA (a)	3.625%	09/15/20	154,030
500,000	Pentair Finance SA (a)	5.000%	05/15/21	534,794
500,000	IDEX Corp	4.200%	12/15/21	519,340
500,000	GATX Corp	4.750%	06/15/22	540,079
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	539,757
2,000,000	Dun & Bradstreet Corp/The (f)	4.375%	12/01/22	2,067,990
2,000,000	Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	01/15/23	2,045,000
1,000,000	GATX Corp	3.900%	03/30/23	1,031,746
500,000	Ingersoll-Rand Global Holding Co Ltd (a)	4.250%	06/15/23	532,500
1,000,000	Flowserve Corp	4.000%	11/15/23	1,031,968
2,126,000	Air Lease Corp	4.850%	02/01/24	2,133,760
500,000	Pitney Bowes Inc	4.625%	03/15/24	493,761
1,375,000	Oshkosh Corp	5.375%	03/01/25	1,419,688
500,000	Toro Co/The	7.800%	06/15/27	614,758
500,000	General Electric Capital Corp	3.500%	05/15/32	488,129
2,000,000	Eaton Corp (a)	4.000%	11/02/32	2,026,974
2,000,000	General Electric Capital Corp	4.000%	02/14/33	1,974,432
1,000,000	Pitney Bowes Inc	5.250%	01/15/37	983,296
590,000	Eaton Corp (a)	4.150%	11/02/42	581,500
500,000	Lockheed Martin Corp	4.070%	12/15/42	490,832
				20,767,604
	INFORMATION TECHNOLOGY 3.5%
500,000	Broadridge Financial Solutions Inc	6.125%	06/01/17	503,342
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	523,521
81,000	Hewlett-Packard Co	3.750%	12/01/20	84,282
750,000	Hewlett-Packard Co	4.300%	06/01/21	789,538
2,000,000	NetApp Inc	3.375%	06/15/21	2,040,752
1,000,000	eBay Inc	3.800%	03/09/22	1,040,671
2,000,000	Western Union Co/The	3.600%	03/15/22	2,014,262
500,000	Motorola Solutions Inc	3.750%	05/15/22	507,626
2,000,000	Symantec Corp	3.950%	06/15/22	2,008,736
1,000,000	Computer Sciences Corp	4.450%	09/15/22	1,050,878
1,000,000	Hewlett-Packard Co	4.050%	09/15/22	1,044,340
1,025,000	Fiserv Inc	3.500%	10/01/22	1,051,116
3,000,000	Autodesk Inc	3.600%	12/15/22	3,055,122
2,000,000	Fidelity National Information Services Inc	3.500%	04/15/23	2,029,304
1,352,000	Total System Services Inc	3.750%	06/01/23	1,356,844
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,158,026
1,000,000	Altera Corp	4.100%	11/15/23	1,079,263
500,000	Motorola Solutions Inc	4.000%	09/01/24	500,883
2,000,000	Lam Research Corp	3.800%	03/15/25	2,007,678
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,038,004
1,000,000	Juniper Networks Inc	4.350%	06/15/25	1,027,044

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2017

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INFORMATION TECHNOLOGY (continued)
$4,000,000	Intel Corp	4.000%	12/15/32	$4,195,324
1,500,000	Western Union Co/The	6.200%	11/17/36	1,535,822
				32,642,378
	MATERIALS 2.4%
500,000	Valspar Corp/The	6.050%	05/01/17	501,501
500,000	Carpenter Technology Corp	5.200%	07/15/21	523,157
500,000	Freeport-McMoRan Inc	4.000%	11/14/21	482,500
175,000	Mosaic Co/The	3.750%	11/15/21	180,240
500,000	Barrick Gold Corp (a)	3.850%	04/01/22	523,720
1,000,000	Domtar Corp	4.400%	04/01/22	1,045,928
1,000,000	RPM International Inc	3.450%	11/15/22	1,012,760
500,000	Carpenter Technology Corp	4.450%	03/01/23	507,627
500,000	Freeport-McMoRan Inc	3.875%	03/15/23	459,810
1,402,000	Reliance Steel & Aluminum Co	4.500%	04/15/23	1,463,084
1,750,000	Barrick Gold Corp (a)	4.100%	05/01/23	1,876,395
2,000,000	Nucor Corp	4.000%	08/01/23	2,114,254
1,000,000	BP Capital Markets PLC (a)	3.994%	09/26/23	1,049,992
2,000,000	Mosaic Co/The	4.250%	11/15/23	2,072,228
1,000,000	International Paper Co	3.650%	06/15/24	1,017,129
1,000,000	Steel Dynamics Inc	5.500%	10/01/24	1,045,000
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	931,250
756,000	Eastman Chemical Co	3.800%	03/15/25	772,164
865,000	Union Carbide Corp	7.500%	06/01/25	1,057,667
200,000	Worthington Industries Inc	4.550%	04/15/26	204,596
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,249,476
1,000,000	Alcoa Inc	5.950%	02/01/37	997,500
1,000,000	Newmont Mining Corp	4.875%	03/15/42	999,403
				22,087,381
	REAL ESTATE 0.6%
1,250,000	CBRE Services Inc	5.000%	03/15/23	1,300,182
1,000,000	CBRE Services Inc	5.250%	03/15/25	1,061,276
350,000	CBRE Services Inc	4.875%	03/01/26	364,196
2,500,000	Physicians Realty LP	4.300%	03/15/27	2,503,355
				5,229,009
	TELECOMMUNICATION SERVICES 0.6%
500,000	CenturyLink Inc	6.150%	09/15/19	532,500
3,000,000	AT&T Inc	3.000%	06/30/22	2,984,385
1,150,000	AT&T Inc	3.800%	03/01/24	1,167,675
500,000	Qwest Capital Funding Inc	6.875%	07/15/28	474,375
1,000,000	Verizon Communications Inc	4.400%	11/01/34	946,292
				6,105,227
	UTILITIES 1.0%
500,000	Commonwealth Edison Co	6.150%	09/15/17	510,251
1,000,000	Tampa Electric Co	6.100%	05/15/18	1,046,577
250,000	Vectren Utility Holdings Inc	5.750%	08/01/18	261,381
250,000	South Jersey Gas Co	7.125%	10/22/18	265,534
250,000	United Utilities PLC (a)	5.375%	02/01/19	261,809
1,170,000	ONEOK Inc	4.250%	02/01/22	1,193,400
785,000	SCANA Corp	4.125%	02/01/22	795,582
1,000,000	Exelon Generation Co LLC	4.250%	06/15/22	1,046,682
1,565,000	National Fuel Gas Co	3.750%	03/01/23	1,549,932
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,107,596
1,550,000	Dominion Resources Inc/VA	3.625%	12/01/24	1,557,654
				9,596,398

	TOTAL CORPORATE BONDS			291,196,469

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2017

Par Value/Shares	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES 2.4%
$631,115	Delta Air Lines 2012-1 Class B Pass Through Trust (g)	6.875%	05/07/19	$673,337
281,086	American Airlines 2011-1 Class B Pass Through Trust (g)	7.000%	07/31/19	290,221
19,586	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	20,113
286,469	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	292,370
260,120	Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	10/15/20	275,076
397,177	America West Airlines 2000-1 Pass Through Trust	8.057%	01/02/22	426,489
550,519	American Airlines 2011-1 Class A Pass Through Trust	5.250%	07/31/22	592,854
430,429	United Airlines 2014-1 Class B Pass Through Trust	4.750%	10/11/23	439,037
177,295	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	193,943
318,383	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	02/01/24	350,826
776,661	Delta Air Lines 2007-1 Class B Pass Through Trust (g)	8.021%	02/10/24	884,928
64,322	United Airlines 2014-2 Class B Pass Through Trust	4.625%	03/03/24	65,448
554,421	American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	554,975
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	1,013,100
657,824	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	724,396
1,963,640	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/01/24	1,933,008
1,352,028	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	1,391,777
887,145	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	893,798
348,010	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	399,132
3,040,168	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	3,140,797
1,978,783	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	2,007,277
1,575,792	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,628,581
877,240	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	915,663
839,070	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	858,536
1,722,090	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	1,722,607
432,090	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	422,368
120,036	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	120,024
476,334	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	483,765
				22,714,446
	PREFERRED SECURITIES 0.7%
22,745	Protective Life Corp	6.000%	09/01/42	580,680
40,000	Selective Insurance Group Inc	5.875%	02/09/43	1,003,600
40,000	WR Berkley Corp	5.625%	04/30/53	998,000
22,304	Verizon Communications Inc	5.900%	02/15/54	589,494
40,000	American Financial Group Inc/OH	6.250%	09/30/54	1,049,600
40,000	Qwest Corp	6.875%	10/01/54	1,014,800
40,000	NextEra Energy Capital Holdings Inc	5.700%	03/01/72	1,008,000
				6,244,174

	TOTAL FIXED INCOME SECURITIES			$321,651,310
	(cost $315,732,702)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS 63.1%
	CONSUMER DISCRETIONARY 3.6%
72,000	Home Depot Inc/The	$10,571,760
195,000	Target Corp	10,762,050
106,000	Walt Disney Co/The	12,019,340
		33,353,150
	CONSUMER STAPLES 3.6%
121,000	General Mills Inc	7,140,210
46,000	Hershey Co/The	5,025,500
434,000	Hormel Foods Corp	15,029,420
53,000	Kimberly-Clark Corp	6,976,390
		34,171,520
	ENERGY 4.7%
130,000	Chevron Corp	13,958,100
203,000	Exxon Mobil Corp	16,648,030
178,000	Schlumberger Ltd (a)	13,901,800
		44,507,930
	FINANCIALS 9.8%
78,000	American Express Co	6,170,580
394,000	Associated Banc-Corp	9,613,600
69,000	Great Western Bancorp Inc	2,926,290
158,000	JPMorgan Chase & Co	13,878,720
271,000	Principal Financial Group Inc	17,102,810
35,000	Travelers Cos Inc/The	4,218,900
485,000	US Bancorp/MN	24,977,500
225,000	Wells Fargo & Co	12,523,500
		91,411,900
	HEALTH CARE 15.6%
380,000	Abbott Laboratories	16,875,800
84,000	AbbVie Inc	5,473,440
131,000	Baxter International Inc	6,793,660
123,500	Bristol-Myers Squibb Co	6,715,930
149,000	Eli Lilly & Co	12,532,390
166,000	Johnson & Johnson	20,675,300
343,500	Medtronic PLC (e)	27,672,360
137,000	Patterson Cos Inc	6,196,510
539,000	Pfizer Inc	18,439,190
527,000	Roche Holding AG (d)	16,879,810
51,000	UnitedHealth Group Inc	8,364,510
		146,618,900
	INDUSTRIALS 13.5%
91,000	3M Co	17,411,030
147,000	CH Robinson Worldwide Inc	11,361,630
144,000	Emerson Electric Co	8,619,840
448,000	General Electric Co	13,350,400
197,000	Graco Inc	18,545,580
172,000	Honeywell International Inc	21,477,640
138,000	Pentair PLC (a)	8,663,640
80,000	Toro Co/The	4,996,800
204,100	United Parcel Service Inc, Class B	21,899,930
		126,326,490
	INFORMATION TECHNOLOGY 5.5%
11,400	Alphabet Inc (b)	9,456,984
420,000	Corning Inc	11,340,000
60,000	International Business Machines Corp	10,448,400
125,000	QUALCOMM Inc	7,167,500
637,000	Western Union Co/The	12,962,950
		51,375,834

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2017

Shares	Security Description		Fair Value
	COMMON STOCKS (continued)
	MATERIALS 5.4%
240,000	Bemis Co Inc		$11,726,400
193,000	Ecolab Inc		24,190,620
156,000	HB Fuller Co		8,043,360
60,000	Valspar Corp/The		6,656,400
			50,616,780
	REAL ESTATE 0.3%
150,000	Physicians Realty Trust		2,980,500

	UTILITIES 1.1%
88,000	ALLETE Inc		5,958,480
108,000	Xcel Energy Inc		4,800,600
			10,759,080

	TOTAL COMMON STOCKS		$592,122,084
	(cost $417,641,775)

	PREFERRED STOCKS 0.1%
	UTILITIES 0.1%
40,000	SCE Trust I		$1,009,600

	TOTAL PREFERRED STOCKS		$1,009,600
	(cost $986,226)

	SHORT-TERM INVESTMENTS 2.1%
19,969,107	First American Government Obligations Fund, 0.61% (c)		$19,969,107
	(cost $19,969,107)

	COMMERCIAL PAPER 0.1%
1,000,000	Ford Motor Credit Co LLC, 1.15% (c)	04/11/17	$999,681
	(cost $999,681)

	TOTAL INVESTMENTS 99.8%		$935,751,782
	(cost $755,329,491)

	OTHER ASSETS AND LIABILITIES (NET) 0.2%		2,190,546

	TOTAL NET ASSETS 100.0%		$937,942,328

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2017, these securities represented $45,830,935 or 4.9% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.
(d)	American Depositary Receipt.
(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

(f)	Step Bonds - securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2017.
(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.  As of March 31, 2017, these securities represented $28,595,718 or 3.0% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS 98.4%
	CONSUMER DISCRETIONARY 7.6%
20,100	Buffalo Wild Wings Inc (b)	$3,070,275
368,785	Gentherm Inc (b)	14,474,811
259,323	Marcus Corp/The	8,324,269
339,000	Tile Shop Holdings Inc	6,525,750
		32,395,105
	CONSUMER STAPLES 2.6%
100,800	Casey's General Stores Inc	11,314,800

	ENERGY 0.8%
228,500	Oasis Petroleum Inc (b)	3,258,410

	FINANCIALS 21.0%
428,800	Associated Banc-Corp	10,462,720
247,113	Bank Mutual Corp	2,322,862
272,416	Cardinal Financial Corp	8,156,135
132,600	Cullen/Frost Bankers Inc	11,797,422
188,148	EMC Insurance Group Inc	5,279,433
394,900	Glacier Bancorp Inc	13,398,957
260,800	Great Western Bancorp Inc	11,060,528
25,000	PrivateBancorp Inc	1,484,250
55,100	QCR Holdings Inc	2,333,485
241,012	United Fire Group Inc	10,308,083
191,100	Wintrust Financial Corp	13,208,832
		89,812,707
	HEALTH CARE 9.9%
114,500	Bio-Techne Corp	11,638,925
71,815	Cardiovascular Systems Inc (b)	2,030,569
327,800	Catalent Inc (b)	9,283,296
212,900	Patterson Cos Inc	9,629,467
306,749	Premier Inc (b)	9,763,821
		42,346,078
	INDUSTRIALS 27.0%
445,800	Actuant Corp	11,746,830
251,300	Apogee Enterprises Inc	14,979,993
299,768	Donaldson Co Inc	13,645,439
242,000	Generac Holdings Inc (b)	9,021,760
124,600	Graco Inc	11,729,844
192,000	Hub Group Inc, Class A (b)	8,908,800
186,600	Oshkosh Corp	12,798,894
84,600	Proto Labs Inc (b)	4,323,060
225,876	Raven Industries Inc	6,561,698
58,900	Snap-on Inc	9,934,663
149,900	Tennant Co	10,890,235
17,300	Toro Co/The	1,080,558
		115,621,774
	INFORMATION TECHNOLOGY 10.9%
346,710	Badger Meter Inc	12,741,592
406,820	Cray Inc (b)	8,909,358
83,300	CyberOptics Corp (b)	2,161,635
150,000	MOCON Inc	3,262,500
70,934	NVE Corp	5,872,626
58,000	SPS Commerce Inc (b)	3,392,420
173,500	Stratasys Ltd (a) (b)	3,555,015
161,526	VASCO Data Security International Inc (b)	2,180,601
298,380	Workiva Inc (b)	4,669,647
		46,745,394

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2017

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	MATERIALS 6.8%
260,500	Bemis Co Inc	$12,728,030
155,980	Hawkins Inc	7,643,020
172,800	HB Fuller Co	8,909,568
		29,280,618
	REAL ESTATE 4.9%
180,706	Agree Realty Corp	8,666,660
609,800	Physicians Realty Trust	12,116,726
		20,783,386
	UTILITIES 6.9%
208,100	ALLETE Inc	14,090,451
132,300	Black Hills Corp.	8,793,981
238,200	MDU Resources Group Inc	6,519,534
		29,403,966

	TOTAL COMMON STOCKS	$420,962,238
	(cost $343,583,670)

	SHORT-TERM INVESTMENTS 1.2%
5,346,354	First American Government Obligations Fund, 0.61% (c)	$5,346,354
	(cost $5,346,354)

	TOTAL INVESTMENTS 99.6%	$426,308,592
	(cost $348,930,024)

	OTHER ASSETS AND LIABILITIES (NET) 0.4%	1,510,690

	TOTAL NET ASSETS 100.0%	$427,819,282

(a)	Foreign security denominated in U.S. dollars. As of March 31, 2017, these securities represented $3,555,015 or 0.8% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2017

Mairs & Power Funds Trust (the Trust) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund) and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Trust.

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2017, no securities were valued using this method.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2017

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by each Fund as of March 31, 2017:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$4,532,759,033	$619,344,965	$426,308,592
Level 2**	-	316,406,817	-
Level 3	-	-	-
Total	$4,532,759,033	$935,751,782	$426,308,592

*   All Level 1 investments are equity securities (common stocks and preferred securities) and short-term investments, excluding commercial paper.
** All Level 2 investments are fixed income securities (including commercial paper), excluding preferred securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels and did not hold any Level 3 investments during the period ended March 31, 2017.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,465,213,288	$685,344,988	$308,256,590
Gross unrealized appreciation	$2,000,238,014	$174,864,498	$83,613,352
Gross unrealized depreciation	(85,167,102)	(11,559,909)	(10,362,757)
Net unrealized appreciation	$1,915,070,912	$163,304,589	$73,250,595
Undistributed ordinary income	$103,025	$10,414	$104,102
Undistributed long-term capital gains	30,498,982	55,397	3,995,908
Total distributable earnings	$30,602,007	$65,811	$4,100,010
Other accumulated earnings	-	-	-
Total accumulated earnings	$1,945,672,919	$163,370,400	$77,350,605

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2017. As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	March 31, 2017

	Share Activity
Security Name	Balance 12/31/16	Purchases	Sales	Balance 03/31/17	Dividend Income	Fair Value at 03/31/17
Cray Inc	2,070,000	-	-	2,070,000	$-	$45,333,000
NVE Corp	348,891	-	18,891	330,000	348,891	27,320,700
					$348,891	$72,653,700

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title) /s/ Mark L. Henneman
  Mark L. Henneman, President

Date  5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mark L. Henneman
  Mark L. Henneman, President
  (Principal Executive Officer)

Date  5/25/2017

By (Signature and Title) /s/ Andrea C. Stimmel
     Andrea C. Stimmel, Treasurer
      (Principal Financial Officer)

Date  5/25/2017

* Print the name and title of each signing officer under his or her signature.